Transactions with Related Parties (Details) - USD ($)		9 Months Ended
	Sep. 03, 2019	Sep. 30, 2019	Sep. 30, 2018	Aug. 30, 2019	Dec. 31, 2018
Transactions with Related Parties [Abstract]
Management fees		$ 100,360	$ 87,360
Charter hire commissions		36,839	0
Balances with Related Parties [Abstract]
Working capital advances granted to the Manager		371,199			$ 176,434
Liabilities due to related party, current		1,140			0
Liabilities due to related party, non-current		5,000,000			0
Transactions with Related Parties [Abstract]
Proceeds from related party debt		5,000,000	0
Accrued Liabilities [Member]
Balances with Related Parties [Abstract]
Liabilities due to related party, current		1,140			0
Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions		36,839	0
Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses		23,333	0
Pavimar [Member] | Management Agreement [Member]
Transactions with Related Parties [Abstract]
Management fees		100,360	87,360
Balances with Related Parties [Abstract]
Working capital advances granted to the Manager		371,199			176,434
Alexandria [Member] | Commercial Management Services [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions		$ 36,839	0
Commission rate		1.25%
Balances with Related Parties [Abstract]
Liabilities due to related party, current		$ 1,140			0
Thalassa [Member] | $5 Million Term Loan Facility [Member]
Balances with Related Parties [Abstract]
Liabilities due to related party, non-current		$ 5,000,000			$ 0
Transactions with Related Parties [Abstract]
Face amount				$ 5,000,000
Proceeds from related party debt	$ 5,000,000
Interest rate		6.00%
Maturity date		Mar. 03, 2021
Term of facility		18 months
Thalassa [Member] | $5 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses		$ 23,333	$ 0